Other Assets - Summary of Other Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous Current Assets [Abstract]
Sales tax receivable	€ 7,536	€ 8,611
Prepayments on inventories	351	155
Other	1,182	398
Total	€ 9,069	€ 9,164